Average Annual Total Returns	0 Months Ended
Oct. 01, 2011
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A
Average Annual Return:
1 Year	7.03%
5 Year	1.28%
10 Year	1.88%
Inception Date of Share Class	Oct. 14, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.24%
5 Year	0.12%
10 Year	0.89%
Inception Date of Share Class	Oct. 14, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.96%
5 Year	0.70%
10 Year	1.23%
Inception Date of Share Class	Oct. 14, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class B
Average Annual Return:
1 Year	7.73%
5 Year	1.34%
10 Year	1.95%
Inception Date of Share Class	Oct. 01, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class C
Average Annual Return:
1 Year	11.71%
5 Year	1.72%
10 Year	1.72%
Inception Date of Share Class	Oct. 01, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.97%
5 Year	4.23%
10 Year	4.01%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A
Average Annual Return:
1 Year	4.40%
5 Year	2.03%
10 Year	2.57%
Inception Date of Share Class	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	3.73%
5 Year	0.64%
10 Year	1.13%
Inception Date of Share Class	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.97%
5 Year	1.12%
10 Year	1.51%
Inception Date of Share Class	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class B
Average Annual Return:
1 Year	4.95%
5 Year	2.11%
10 Year	2.64%
Inception Date of Share Class	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class C
Average Annual Return:
1 Year	8.94%
5 Year	2.47%
10 Year	2.41%
Inception Date of Share Class	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.74%
5 Year	4.64%
10 Year	4.45%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class
Average Annual Return:
1 Year	10.38%
5 Year	4.23%
10 Year	3.93%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.45%
5 Year	2.05%
10 Year	2.13%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.08%
5 Year	2.45%
10 Year	2.38%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.16%
5 Year	4.85%
10 Year	4.72%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class
Average Annual Return:
1 Year	13.89%
5 Year	2.74%
10 Year	2.73%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.90%
5 Year	1.39%
10 Year	1.58%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.52%
5 Year	1.87%
10 Year	1.89%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.97%
5 Year	4.23%
10 Year	4.01%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class
Average Annual Return:
1 Year	11.07%
5 Year	3.50%
10 Year	3.43%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.27%
5 Year	2.03%
10 Year	1.94%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.33%
5 Year	2.34%
10 Year	2.23%
Inception Date of Share Class	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.74%
5 Year	4.64%
10 Year	4.45%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%